Reportable segments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of reportable segments

Operating segment items for the year ended December 31, 2024	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	941,940	968,312	2,241,250	78,155	270,783	28,321	4,528,761	4,528,761	—	4,528,761
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	941,940	968,312	2,241,250	78,155	270,783	28,321	4,528,761	4,528,761	—	4,528,761
Costs of sales	(775,152)	(444,904)	(1,666,328)	(47,453)	(236,390)	(31,427)	(3,201,654)	(3,201,654)	—	(3,201,654)
Administrative expenses	—	—	—	—	—	—	—	—	(185,959)	(185,959)
Finance expense	—	—	—	—	—	—	—	—	(197,544)	(197,544)
Depreciation and amortization expense	(72,211)	(57,038)	(187,538)	(6,328)	(19,275)	(34)	(342,424)	(342,424)	—	(342,424)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	11,025	11,025
Income before taxes	166,788	523,408	574,922	30,702	34,393	(3,106)	1,327,107	1,327,107	(352,693)	974,414
Income tax expense	—	—	—	—	—	—	—	—	(282,573)	(282,573)
Net income (loss)	166,788	523,408	574,922	30,702	34,393	(3,106)	1,327,107	1,327,107	(635,266)	691,841
Assets	—	—	—	—	—	—	—	—	11,495,569	11,495,569
Equity-accounted investees	—	—	—	—	—	—	—	—	585,794	585,794
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	(1,181,113)	(1,181,113)
Liabilities	—	—	—	—	—	—	—	—	6,297,502	6,297,502
Impairment loss of financial assets recognized in income							—	—	(639)	(639)
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(7,134)	(7,134)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	1,274,678	1,274,678
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,213,992)	(1,213,992)
Cash flows from financing activities	—	—	—	—	—	—	—	—	282,383	282,383

Operating segment items for the year ended December 31, 2023	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	913,912	892,151	5,180,114	175,223	279,050	27,040	7,467,490	7,467,490	—	7,467,490
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	913,912	892,151	5,180,114	175,223	279,050	27,040	7,467,490	7,467,490	—	7,467,490
Costs of sales	(691,509)	(355,717)	(2,955,669)	(141,351)	(219,597)	(28,593)	(4,392,436)	(4,392,436)	—	(4,392,436)
Administrative expenses	—	—	—	—	—	—	—	—	(175,765)	(175,765)
Finance expense	—	—	—	—	—	—	—	—	(138,402)	(138,402)
Depreciation and amortization expense	(70,342)	(53,140)	(124,010)	(15,232)	(18,006)	(57)	(280,787)	(280,787)	—	(280,787)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	593	593
Income before taxes	222,403	536,434	2,224,445	33,872	59,453	(1,553)	3,075,054	3,075,054	(268,036)	2,807,018
Income tax expense	—	—	—	—	—	—	—	—	(1,876,751)	(1,876,751)
Net income (loss)	222,403	536,434	2,224,445	33,872	59,453	(1,553)	3,075,054	3,075,054	(2,144,787)	930,267
Assets	—	—	—	—	—	—	—	—	10,778,837	10,778,837
Equity-accounted investees	—	—	—	—	—	—	—	—	86,417	86,417
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	2,785,385	2,785,385
Liabilities	—	—	—	—	—	—	—	—	6,301,408	6,301,408
Impairment loss of financial assets recognized in income							—	—	202	202
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(47,068)	(47,068)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	(196,639)	(196,639)
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,481,493)	(1,481,493)
Cash flows from financing activities	—	—	—	—	—	—	—	—	66,261	66,261

Operating segment items for the year ended December 31, 2022	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	1,172,334	754,339	8,152,939	165,200	437,180	28,586	10,710,578	10,710,578	—	10,710,578
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	1,172,334	754,339	8,152,939	165,200	437,180	28,586	10,710,578	10,710,578	—	10,710,578
Costs of sales	(722,261)	(282,100)	(3,636,852)	(112,247)	(193,581)	(26,912)	(4,973,953)	(4,973,953)	—	(4,973,953)
Administrative expenses	—	—	—	—	—	—	—	—	(142,644)	(142,644)
Finance expense	—	—	—	—	—	—	—	—	(86,651)	(86,651)
Depreciation and amortization expense	(63,321)	(53,734)	(88,510)	(14,724)	(24,043)	(126)	(244,458)	(244,458)	—	(244,458)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	20,159	20,159
Income before taxes	450,073	472,239	4,516,087	52,953	243,599	1,674	5,736,625	5,736,625	(250,129)	5,486,496
Income tax expense	—	—	—	—	—	—	—	—	(1,572,212)	(1,572,212)
Net income (loss)	450,073	472,239	4,516,087	52,953	243,599	1,674	5,736,625	5,736,625	(1,822,341)	3,914,284
Assets	—	—	—	—	—	—	—	—	10,819,101	10,819,101
Equity-accounted investees	—	—	—	—	—	—	—	—	54,386	54,386
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	1,757,581	1,757,581
Other Liabilities	—	—	—	—	—	—	—	—	5,887,100	5,887,100
Impairment loss of financial assets recognized in income							—	—	3,369	3,369
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(42,233)	(42,233)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	4,077,595	4,077,595
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(909,401)	(909,401)
Cash flows from financing activities	—	—	—	—	—	—	—	—	(2,002,969)	(2,002,969)

Items in the statement of comprehensive income for the year ended December 31,2024	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	941,940	968,312	2,241,250	78,155	270,783	28,321	—	4,528,761
Costs of sales	(775,152)	(444,904)	(1,666,328)	(47,453)	(236,390)	(31,427)	—	(3,201,654)
Gross profit	166,788	523,408	574,922	30,702	34,393	(3,106)	—	1,327,107
Other incomes by function	—	—	—	—	—	—	32,229	32,229
Administrative expenses	—	—	—	—	—	—	(185,959)	(185,959)
Other expenses by function	—	—	—	—	—	—	(104,698)	(104,698)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	(639)	(639)
Other losses	—	—	—	—	—	—	(2,142)	(2,142)
Financial income	—	—	—	—	—	—	103,642	103,642
Financial costs	—	—	—	—	—	—	(197,544)	(197,544)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	11,025	11,025
Exchange differences	—	—	—	—	—	—	(8,607)	(8,607)
Income before taxes	166,788	523,408	574,922	30,702	34,393	(3,106)	(352,693)	974,414
Income tax expense	—	—	—	—	—	—	(282,573)	(282,573)
Net income	166,788	523,408	574,922	30,702	34,393	(3,106)	(635,266)	691,841

Items in the statement of comprehensive income for the year ended December 31,2023	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	913,912	892,151	5,180,114	175,223	279,050	27,040	—	7,467,490
Costs of sales	(691,509)	(355,717)	(2,955,669)	(141,351)	(219,597)	(28,593)	—	(4,392,436)
Gross profit	222,403	536,434	2,224,445	33,872	59,453	(1,553)	—	3,075,054
Other incomes by function	—	—	—	—	—	—	40,557	40,557
Administrative expenses	—	—	—	—	—	—	(175,765)	(175,765)
Other expenses by function	—	—	—	—	—	—	(93,400)	(93,400)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	202	202
Other gains	—	—	—	—	—	—	(2,254)	(2,254)
Financial income	—	—	—	—	—	—	122,726	122,726
Financial costs	—	—	—	—	—	—	(138,402)	(138,402)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	593	593
Exchange differences	—	—	—	—	—	—	(22,293)	(22,293)
Income before taxes	222,403	536,434	2,224,445	33,872	59,453	(1,553)	(268,036)	2,807,018
Income tax expense	—	—	—	—	—	—	(1,876,751)	(1,876,751)
Net income	222,403	536,434	2,224,445	33,872	59,453	(1,553)	(2,144,787)	930,267

Items in the statement of comprehensive income for the year ended December 31,2022	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	1,172,334	754,339	8,152,939	165,200	437,180	28,586	—	10,710,578
Cost of sales	(722,261)	(282,100)	(3,636,852)	(112,247)	(193,581)	(26,912)	—	(4,973,953)
Gross profit	450,073	472,239	4,516,087	52,953	243,599	1,674	—	5,736,625
Other incomes by function	—	—	—	—	—	—	9,854	9,854
Administrative expenses	—	—	—	—	—	—	(142,644)	(142,644)
Other expenses by function	—	—	—	—	—	—	(75,971)	(75,971)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	3,369	3,369
Other losses	—	—	—	—	—	—	117	117
Financial income	—	—	—	—	—	—	47,038	47,038
Financial costs	—	—	—	—	—	—	(86,651)	(86,651)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	20,159	20,159
Exchange differences	—	—	—	—	—	—	(25,400)	(25,400)
Income before taxes	450,073	472,239	4,516,087	52,953	243,599	1,674	(250,129)	5,486,496
Income tax expense	—	—	—	—	—	—	(1,572,212)	(1,572,212)
Net income from continuing operations	450,073	472,239	4,516,087	52,953	243,599	1,674	(1,822,341)	3,914,284

Schedule of geographical areas

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue at December 31, 2024	171,551	240,629	681,607	689,794	2,745,180	4,528,761
Non-current assets at December 31, 2024
Investment accounted for under the equity method	—	—	13,912	17,470	554,412	585,794
Intangible assets other than goodwill	73,762	450	6,466	547	86,743	167,968
Goodwill	—	86	138	724	—	948
Property, plant and equipment, net	3,465,971	6,651	10,598	8,277	942,148	4,433,645
Right-of-use assets	46,122	1,806	3,234	6,112	26,796	84,070
Other non-current assets	68,777	29	—	5,413	289,947	364,166
Non-current assets	3,654,632	9,022	34,348	38,543	1,900,046	5,636,591

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2023	169,681	210,299	828,112	783,611	5,475,787	7,467,490
Non-current assets at December 31, 2023
Investment accounted for under the equity method	—	22,490	42,726	17,657	3,544	86,417
Intangible assets other than goodwill	67,671	360	6,440	876	80,527	155,874
Goodwill	—	86	148	724	—	958
Property, plant and equipment, net	2,888,778	776	14,485	6,322	699,576	3,609,937
Right-of-use assets	32,359	19	3,716	8,619	28,480	73,193
Other non-current assets	60,363	18	—	5,099	308,220	373,700
Non-current assets	3,049,171	23,749	67,515	39,297	1,120,347	4,300,079

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2022	223,148	339,940	932,558	914,187	8,300,745	10,710,578
Non-current assets at December 31, 2022
Investment accounted for under the equity method	—	20,792	15,939	17,655	—	54,386
Intangible assets other than goodwill	75,666	428	6,497	1,345	82,400	166,336
Goodwill	—	86	158	723	—	967
Property, plant and equipment, net	2,269,923	743	14,978	4,506	436,688	2,726,838
Right-of-use assets	32,312	47	1,651	2,739	24,118	60,867
Other non-current assets	46,640	17	6	4,706	1,027	52,396
Non-current assets	2,424,541	22,113	39,229	31,674	544,233	3,061,790